Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Outstanding shares (in shares)	16,806,658,096
Fixed capital stock (nominal value) per share	$ 0
Issued capital, ordinary shares	$ 934
Percentage of income to be transferred to reserve	5.00%
Minimum percentage of capital stock at nominal value to be transferred to reserve	20.00%
Amount in legal reserve	$ 412	$ 412	$ 412
Balance in legal reserve fund	$ 8,364
A
Disclosure of classes of share capital [line items]
Equity threshold percentage	50.10%
D
Disclosure of classes of share capital [line items]
Equity threshold percentage	49.90%